EMPLOYEE BENEFIT OBLIGAITONS	12 Months Ended
Dec. 31, 2025
Employee Benefit Obligations [Abstract]
EMPLOYEE BENEFIT OBLIGAITONS	EMPLOYEE BENEFIT OBLIGATIONS
Sunrise provides retirement benefits to its employees as required by Swiss law by means of a pension fund that is a separate legal entity. The Sunrise Pension Fund is a separate, semi-autonomous foundation governed by the Occupational Pensions and Foundations Office of the Canton of Zurich. Disability and death risks are reinsured by Zurich Insurance. The fixed assets of the Sunrise Pension Fund are managed by UBS Asset Management in Zurich in accordance with organisational guidelines and investment regulations. The Board of Trustees consists of an equal number of employer and employee representatives and is responsible for managing the Foundation in accordance with Swiss law. Per the Occupational Pensions Act, a temporary funding shortfall is permitted. The Board of Trustees must take appropriate measures to resolve the shortfall within a reasonable timeframe. If those measures do not lead to the desired results, the Pension Fund may temporarily charge remedial contributions to employers, insured persons and pensioners. The employer contribution must at least equal the aggregate contributions levied from the insured persons.

The pension fund operates a pension plan for all staff, which qualifies as a defined benefit plan under IAS 19. Future pension benefits are based primarily on years of credited service and on contributions made by the employee and employer over the service period, which vary according to age as a percentage of insured salary. The rate of annual interest credited to employee accounts on the balance representing the minimum amount required under pension law is defined by the Swiss government. In addition, the conversion factor used to convert the accumulated capital upon retirement into an annual pension is also defined by the Swiss government. In the case of overfunding, it may be possible to a limited extent to reduce the level of contributions from both employer and employee. Distribution of excess funds from the pension fund to Sunrise is not possible. These defined benefit plans expose Sunrise to actuarial risks, such as currency risk, interest rate risk and market (investment) risk.
Pension (income) costs resulting from defined benefit plans

	31 December
CHF in millions	2025	2024	2023
Current service costs excluding interest costs	21.0	19.5	16.9
Net interest costs on defined benefit obligation and service costs	0.2	0.4	0.3
Past service costs/(income)	0.1	(2.1)	(13.5)
Administration costs	0.9	1.7	0.6
Termination benefits	0.8	0.2	0.2
Total	23.0	19.7	4.5

Assets and obligations

	31 December
CHF in millions	2025	2024
Fair value of plan assets	876.0	851.4
Defined benefit obligation	(832.2)	(859.8)
Asset ceiling	(45.6)	—
Total	(1.8)	(8.4)

Movement in other comprehensive income

	31 December
CHF in millions	2025	2024	2023
Actuarial (gain)/loss due to
Demographic assumptions	—	—	(0.1)
Financial assumptions	(21.1)	15.5	81.0
Experience adjustments	9.1	39.9	5.6
Actuarial (gain)/loss during period	(12.0)	55.4	86.5
Return on defined benefit plan assets (greater)/less than net interest recognised	(36.5)	(48.4)	(18.8)
Impact of changes in asset ceiling	45.6	—	(37.3)
Remeasurement effects recognised in OCI	(2.8)	7.0	30.4
Movement in defined benefit obligations

CHF in millions	2025	2024
Balance as of 1 January	859.9	802.1
Included in the consolidated statements of income or loss
Current service costs	21.0	19.5
Past service costs/(income)	0.1	(2.1)
Interest costs on defined benefit obligation	8.0	10.5
Administration costs and termination benefits	1.8	1.9
Settlements	—	—

Included in consolidated statements of other comprehensive income
Actuarial (gain)/loss arising from:
Demographic assumptions	—	—
Financial assumptions	(21.1)	15.5
Experience adjustment	9.1	39.9

Other
Employee contributions	19.8	20.1
Benefits paid/transferred	(66.3)	(47.5)
Total defined benefit obligations as of 31 December	832.3	859.9
Movement in fair value of plan assets

CHF in millions	2025	2024
Balance as of 1 January	851.4	793.7
Included in the consolidated statements of income or loss
Interest income	7.8	10.1
Settlements	—	—

Included in consolidated statements of other comprehensive income
Return on plan assets excluding interest income	36.5	48.4

Other
Employer contributions	26.9	26.6
Employee contributions	19.8	20.1
Benefits paid	(66.3)	(47.5)
Total fair value of plan assets as of 31 December	876.0	851.4

Asset allocation of plan assets

	31 December
	2025			2024
	CHF in millions	Quoted	Unquoted	CHF in millions	Quoted	Unquoted
Cash and cash equivalents	5.3	—%	0.6%	12.1	—%	1.4%
Equity securities	323.1	36.9%	—%	301.6	35.4%	—%
Debt securities	305.2	34.8%	—%	305.8	35.9%	—%
Real estate	165.2	—%	18.9%	168.5	1.5%	18.3%
Other	77.2	—%	8.8%	63.4	—%	7.4%
Total	876.0	71.7%	28.3%	851.4	72.8%	27.2%

Plan assets do not include any property used by Sunrise companies. Furthermore, the defined benefit plans do not hold any shares of Sunrise or its subsidiaries. Periodically, an asset-liability matching study is performed by the pension fund’s asset manager, in which the consequences of the strategic investment policies are analysed (the latest study was conducted in 2025). The strategic investment policy of the pension fund can be summarised as follows: a strategic asset mix comprising 21% to 47% equity securities, 20% to 56% bonds, 12% to 38% real estate, 0% to 4% cash in banks and 0% to 7% other investments.

Principal actuarial assumptions

	31 December
	2025	2024
Discount rate	1.20%	0.95%
Interest crediting rate	1.60%	1.25%
Future salary increases	1.50%	1.60%
Mortality rates	BVG/LPP 2020	BVG/LPP 2020

As of 31 December 2025, the weighted average duration of the defined benefit obligation was 12.8 years (2024: 12.6 years). For 2026, the Sunrise projected contributions to its pension funds total CHF 23.3 million. Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below. As of the census date, 30 September 2025, 2,734 (30 September 2024: 2,799) active participants and 409 (30 September 2024: 411) participants receiving benefits were enrolled in the pension scheme.
Sensitivity analysis

	2025
CHF in millions	Increase to	Decrease to
Discount rate (0.5% movement)	781.9	887.1
Future salary increases (1.0% movement)	842.9	822.2
Interest crediting rate (0.5% movement)	842.3	820.5

Although the analysis does not take account of the full distribution of cash flows expected under the plan, it does provide an approximation of the sensitivity of the assumptions shown.
Sunrise offers a defined contribution plan for employees having an annual salary in excess of CHF 136,080 with an external provider. In 2025, the expenses for the defined contribution plan amount to CHF 5.1 million (2024: CHF 6.6 million).